SHARE CAPITAL - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2020
Disclosure of classes of share capital [abstract]
Value of share capital authorized		$ 600,000,000	$ 600,000,000
Share capital authorized (in shares)		600,000,000	600,000,000
Share capital, par value (in dollars per share)		$ 1.00	$ 1.00
Number of shares issued and fully paid		222,622,889	222,622,889
Equity distribution agreement maximum value of shares authorized				$ 100,000,000
Number of shares issued during period (in shares)	5,499,658
Gross proceeds from issuing shares	$ 51,200,000